VANECK INDONESIA INDEX ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 100.0%
Banks : 27.7%
Bank Central Asia Tbk PT 4,129,100 $ 2,119,405
Bank Jago Tbk PT * 1,054,600 92,778
Bank Mandiri Persero Tbk PT * 6,755,804 2,097,253
Bank Negara Indonesia
Persero Tbk PT * 4,053,264 1,028,047
Bank Rakyat Indonesia Persero
Tbk PT 9,686,033 2,341,423
7,678,906
Capital Goods : 6.5%
Astra International Tbk PT 4,895,700 1,448,880
Jardine Cycle & Carriage Ltd. 17,188 337,217
1,786,097
Consumer Discretionary Distribution &
Retail : 5.2%
GoTo Gojek Tokopedia Tbk
PT * 255,349,800 1,269,892
Mitra Adiperkasa Tbk PT 2,209,800 179,627
1,449,519
Consumer Staples Distribution & Retail : 2.4%
Sumber Alfaria Trijaya Tbk PT 5,302,500 656,324
Underline
Energy : 12.7%
Adaro Andalan Indonesia PT * 804,100 316,833
AKR Corporindo Tbk PT 1,908,900 126,198
Alamtri Resources Indonesia
Tbk PT 4,011,100 445,598
Banpu PCL (NVDR) 2,504,229 305,559
Bukit Asam Tbk PT 1,064,300 161,781
Bumi Resources Tbk PT * 35,310,300 197,355
Dian Swastatika Sentosa Tbk
PT * 418,600 1,076,833
Indo Tambangraya Megah Tbk
PT 107,300 148,704
Petrindo Jaya Kreasi Tbk PT * 458,100 178,427
United Tractors Tbk PT 385,269 546,157
3,503,445
Financial Services : 0.4%
BFI Finance Indonesia Tbk PT 1,995,300 98,051
Underline
Food, Beverage & Tobacco : 7.8%
Charoen Pokphand Indonesia
Tbk PT 1,693,100 447,767
First Pacific Co. Ltd. 553,250 335,311
Golden Agri-Resources Ltd. 1,240,400 249,169
Gudang Garam Tbk PT * 125,700 77,279
Indofood CBP Sukses Makmur
Tbk PT 602,100 369,950
Indofood Sukses Makmur Tbk
PT 1,192,800 511,061
Japfa Comfeed Indonesia Tbk
PT 1,402,000 169,439
2,159,976
Health Care Equipment & Services : 0.6%
Mitra Keluarga Karyasehat
Tbk PT 1,322,297 178,359
Underline
Household & Personal Products : 0.4%
Unilever Indonesia Tbk PT 1,554,600 118,754
Underline
Number
of Shares Value
Materials : 18.3%
Amman Mineral Internasional
PT * 4,031,700 $ 1,302,015
Aneka Tambang Tbk 2,285,000 224,851
Avia Avian Tbk PT 4,207,900 102,902
Barito Pacific Tbk PT 7,386,148 314,254
Bumi Resources Minerals Tbk
PT * 20,030,700 402,039
Chandra Asri Pacific Tbk PT 2,585,236 1,124,016
Indah Kiat Pulp & Paper Tbk PT 639,100 188,994
Indocement Tunggal Prakarsa
Tbk PT 419,900 131,401
Merdeka Battery Materials Tbk
PT * 9,095,800 163,947
Merdeka Copper Gold Tbk PT * 3,723,395 319,377
Nickel Industries Ltd. 489,502 182,748
Pabrik Kertas Tjiwi Kimia Tbk
PT 338,400 99,810
Pantai Indah Kapuk Dua Tbk PT 458,600 275,529
Semen Indonesia Persero Tbk
PT 898,762 143,284
Vale Indonesia Tbk PT * 601,500 82,061
5,057,228
Media & Entertainment : 0.5%
Elang Mahkota Teknologi Tbk
PT 4,336,500 141,507
Underline
Pharmaceuticals, Biotechnology & Life
Sciences : 1.3%
Kalbe Farma Tbk PT 5,348,700 366,593
Underline
Real Estate Management & Development :
1.0%
Bumi Serpong Damai Tbk PT * 1,898,000 91,896
Ciputra Development Tbk PT 2,366,995 106,429
Pakuwon Jati Tbk PT 4,056,300 82,916
281,241
Telecommunication Services : 8.2%
Indosat Tbk PT 1,402,100 122,686
Sarana Menara Nusantara
Tbk PT 5,266,900 159,931
Telkom Indonesia Persero Tbk
PT (ADR) † 124,023 1,831,820
XL Axiata Tbk PT 1,176,875 161,627
2,276,064
Transportation : 0.9%
Jasa Marga Persero Tbk PT 591,350 141,809
Transcoal Pacific Tbk PT 271,800 94,786
236,595
Utilities : 6.1%
Barito Renewables Energy Tbk
PT 4,361,700 1,437,207
Perusahaan Gas Negara Tbk PT 2,831,800 264,620
1,701,827
Total Common Stocks
(Cost: $41,722,061) 27,690,486

VANECK INDONESIA INDEX ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0%
Number
of Shares Value
(Cost: $1,265)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 1,265 $ 1,265
Total Investments: 100.0%
(Cost: $41,723,326) 27,691,751
Liabilities in excess of other assets: 0.0% (9,338)
NET ASSETS: 100.0% $ 27,682,413
Definitions:
ADR American Depositary Receipt
NVDR Non-Voting Depositary Receipt
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $968,277.